BUSINESS COMBINATION - Narrative (Details) - USD ($) $ in Millions			4 Months Ended	12 Months Ended
	Sep. 01, 2022	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2022
Marine Exhaust Technology (Hong Kong) Ltd.
BUSINESS COMBINATION
Interest held in joint venture (in percent)		27.50%
Marine Exhaust Technology
BUSINESS COMBINATION
Shares acquired in joint venture (in percent)	75.00%
Cash consideration	$ 2.0
Contractual receivables	5.7
Contractual receivables considered to be uncollectible	0.3
Transaction costs	0.1
Goodwill	1.8
Revenue generated by the acquired entity since the acquisition			$ 5.9
Profit from business acquisition transaction			$ 0.0
Proforma revenue				$ 1,455.9
Proforma profit				$ 561.9
Marine Exhaust Technology (Hong Kong) Ltd.
BUSINESS COMBINATION
Gain on remeasurement of interests previously held	$ 0.3